Deferred revenue (Tables)	6 Months Ended
Dec. 31, 2018
Deferred revenue
Schedule of deferred revenue

	31 December 2018 £’000	Restated(1) 30 June 2018 £’000	Restated(1) 31 December 2017 £’000
Total	162,614	217,597	149,546
Less non-current deferred revenue	(32,952)	(37,085)	(32,704)

Current deferred revenue	129,662	180,512	116,842

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.